Insurance (Separate Accounts - Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Insurance [Abstract]
Pass-through separate accounts	$ 261,300,000,000	$ 265,400,000,000
Separate accounts with a guaranteed minimum return or account value	55,700,000,000	51,800,000,000
Gain (losses) on transfers of assets from the general account to the separate accounts	$ 0	$ 0	$ 0
Funding Agreements and Participating Close Out Contracts Included in Separate Accounts with a Guaranteed Minimum Return or Account Value [Member]
Schedule Separate Accounts [Line Items]
Average interest rate credited on separate accounts with a guaranteed minimum return or account value	2.25%	2.23%